Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 1.6	Taxes	CANADA		Canada		Mineral Resources		Open Pit
#: 2
	1.0	Royalties	CANADA		Canada		Mineral Resources		Open Pit
#: 3
	1.3	Fees	CANADA		Canada		Mineral Resources		Open Pit
#: 4
	1.1	Comm. Social Resp.	CANADA		Canada		Mineral Resources		Open Pit
#: 5
	(7.5)	Taxes	CANADA		Canada Federal		Mineral Resources		Open Pit
#: 6
	(8.1)	Taxes	CANADA		Canada Federal, Receiver General		Mineral Resources		Open Pit
#: 7
	0.2	Taxes	CANADA		Canada Federal, Canada Revenue Agency		Mineral Resources		Open Pit
#: 8
	0.4	Taxes	CANADA		Canada Federal, Other		Mineral Resources		Open Pit
#: 9
	5.6	Taxes	CANADA		Canada Manitoba		Mineral Resources		Underground Mining
#: 10
	0.8	Taxes	CANADA		Canada Manitoba, Ministry of Finance		Mineral Resources		Underground Mining
#: 11
	4.8	Taxes	CANADA		Canada Manitoba, Other		Mineral Resources		Underground Mining
#: 12
	1.9	Taxes	CANADA		Canada Newfoundland		Mineral Resources		Underground Mining
#: 13
	1.0	Royalties	CANADA		Canada Newfoundland		Mineral Resources		Underground Mining
#: 14
	1.3	Fees	CANADA		Canada Newfoundland		Mineral Resources		Underground Mining
#: 15
	1.2	Taxes	CANADA		Canada Newfoundland, Newfoundland Exchequer Account		Mineral Resources		Underground Mining
#: 16
	1.3	Fees	CANADA		Canada Newfoundland, Newfoundland Exchequer Account		Mineral Resources		Underground Mining
#: 17
	0.5	Royalties	CANADA		Canada Newfoundland, Nunatsivut Government		Mineral Resources		Underground Mining
#: 18
	0.5	Royalties	CANADA		Canada Newfoundland, Innu Nation		Mineral Resources		Underground Mining
#: 19
	0.7	Taxes	CANADA		Canada Newfoundland, Other		Mineral Resources		Underground Mining
#: 20
	1.1	Taxes	CANADA		Canada Ontario		Mineral Resources		Underground Mining
#: 21
	1.1	Comm. Social Resp.	CANADA		Canada Ontario		Mineral Resources		Underground Mining
#: 22
	0.4	Comm. Social Resp.	CANADA		Canada Ontario, Atikameksheng Anishnawbek First Nation		Mineral Resources		Underground Mining
#: 23
	0.4	Comm. Social Resp.	CANADA		Canada Ontario, Sagamok Anishnawbek First Nation		Mineral Resources		Underground Mining
#: 24
	0.2	Comm. Social Resp.	CANADA		Canada Ontario, City of Greater Sudbury		Mineral Resources		Underground Mining
#: 25
	0.1	Comm. Social Resp.	CANADA		Canada Ontario, Wahnapitae First Nation		Mineral Resources		Underground Mining
#: 26
	1.1	Taxes	CANADA		Canada Ontario, Other		Mineral Resources		Underground Mining
#: 27
	0.5	Taxes	CANADA		Canada Quebec		Mineral Resources		Underground Mining
#: 28
	0.5	Taxes	CANADA		Canada Quebec, Other		Mineral Resources		Underground Mining
#: 29
	4.8	Taxes	UNITED STATES		United States		Mineral Resources		Open Pit
#: 30
	4.8	Taxes	UNITED STATES		United States U.S. Federal Government		Mineral Resources		Open Pit
#: 31
	1,970.7	Taxes	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 32
	772.7	Royalties	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 33
	594.6	Fees	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 34
	263.5	Infrastructure	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 35
	0.6	Comm. Social Resp.	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 36
	1,970.7	Taxes	BRAZIL		Brazil Federal		Mineral Resources		Open Pit
#: 37
	85.4	Fees	BRAZIL		Brazil Federal		Mineral Resources		Open Pit
#: 38
	263.5	Infrastructure	BRAZIL		Brazil Federal		Mineral Resources		Open Pit
#: 39
	1,567.1	Taxes	BRAZIL		Brazil Federal, Ministry of Economy		Mineral Resources		Open Pit
#: 40
	1.2	Fees	BRAZIL		Brazil Federal, Ministry of Economy		Mineral Resources		Open Pit
#: 41
	0.2	Fees	BRAZIL		Brazil Federal, National Mining Agency		Mineral Resources		Open Pit
#: 42
	403.6	Taxes	BRAZIL		Brazil Federal, Ministry of Finance		Mineral Resources		Open Pit
#: 43
	57.4	Fees	BRAZIL		Brazil Federal, National Land Transport Agency		Mineral Resources		Open Pit
#: 44
	263.5	Infrastructure	BRAZIL		Brazil Federal, National Land Transport Agency		Mineral Resources		Open Pit
#: 45
	4.7	Fees	BRAZIL		Brazil Federal, Ministry of Transport		Mineral Resources		Open Pit
#: 46
	21.9	Fees	BRAZIL		Brazil Federal, Rio de Janeiro Dock Company (Companhia Docas do Rio de Janeiro)		Mineral Resources		Open Pit
#: 47
	495.5	Royalties	BRAZIL		Brazil Pará		Mineral Resources		Open Pit
#: 48
	455.3	Fees	BRAZIL		Brazil Pará		Mineral Resources		Open Pit
#: 49
	0.5	Comm. Social Resp.	BRAZIL		Brazil Pará		Mineral Resources		Open Pit
#: 50
	495.5	Royalties	BRAZIL		Brazil Pará, National Mining Agency		Mineral Resources		Open Pit
#: 51
	453.4	Fees	BRAZIL		Brazil Pará, State Department of Finance		Mineral Resources		Open Pit
#: 52
	0.5	Comm. Social Resp.	BRAZIL		Brazil Pará, Court of Justice of the State of Pará		Mineral Resources		Open Pit
#: 53
	1.9	Fees	BRAZIL		Brazil Pará, Other		Mineral Resources		Open Pit
#: 54
	277.2	Royalties	BRAZIL		Brazil Minas Gerais		Mineral Resources		Open Pit
#: 55
	50.4	Fees	BRAZIL		Brazil Minas Gerais		Mineral Resources		Open Pit
#: 56
	277.2	Royalties	BRAZIL		Brazil Minas Gerais, National Mining Agency		Mineral Resources		Open Pit
#: 57
	48.5	Fees	BRAZIL		Brazil Minas Gerais, State Department of Finance of Minas Gerais		Mineral Resources		Open Pit
#: 58
	1.9	Fees	BRAZIL		Brazil Minas Gerais, Other		Mineral Resources		Open Pit
#: 59
	3.5	Fees	BRAZIL		Brazil Maranhão		Mineral Resources		Open Pit
#: 60
	0.1	Comm. Social Resp.	BRAZIL		Brazil Maranhão		Mineral Resources		Open Pit
#: 61
	3.5	Fees	BRAZIL		Brazil Maranhão, Maranhão Port Administration Company (EMAP)		Mineral Resources		Open Pit
#: 62
	0.1	Comm. Social Resp.	BRAZIL		Brazil Maranhão, Other		Mineral Resources		Open Pit
#: 63
	0.5	Royalties	CHILE		Chile		Mineral Resources		Open Pit
#: 64
	0.5	Royalties	CHILE		Chile Federal		Mineral Resources		Open Pit
#: 65
	0.5	Royalties	CHILE		Chile Federal, General Treasury of the Republic		Mineral Resources		Open Pit
#: 66
	1.4	Royalties	PERU		Peru		Mineral Resources		Open Pit
#: 67
	1.4	Royalties	PERU		Peru Federal		Mineral Resources		Open Pit
#: 68
	1.4	Royalties	PERU		Peru Federal, Government of Peru		Mineral Resources		Open Pit
#: 69
	4.6	Taxes	CHINA		China continental		Mineral Resources		Open Pit
#: 70
	54.6	Fees	CHINA		China continental		Mineral Resources		Open Pit
#: 71
	4.6	Taxes	CHINA		China continental Federal		Mineral Resources		Open Pit
#: 72
	53.9	Fees	CHINA		China continental Federal		Mineral Resources		Open Pit
#: 73
	12.0	Fees	CHINA		China continental Federal, Port of Caofeidian Ore Terminal Co., LTD.		Mineral Resources		Open Pit
#: 74
	9.8	Fees	CHINA		China continental Federal, Qingdao Port Dongjiakou Ore Terminal Co.,Ltd		Mineral Resources		Open Pit
#: 75
	9.7	Fees	CHINA		China continental Federal, China Ocean Shipping Agency Tangshan		Mineral Resources		Open Pit
#: 76
	9.2	Fees	CHINA		China continental Federal, Zhoushan Shulanghu Terminal Co., Ltd.		Mineral Resources		Open Pit
#: 77
	4.4	Fees	CHINA		China continental Federal, Tangshan Caofeidian Shiye Port Company Limited		Mineral Resources		Open Pit
#: 78
	4.2	Fees	CHINA		China continental Federal, COSCO Shipping Logistics (Zhanjiang) Co., Ltd.		Mineral Resources		Open Pit
#: 79
	3.6	Taxes	CHINA		China continental Federal, Waigaoqiao Tax Bureau		Mineral Resources		Open Pit
#: 80
	1.4	Fees	CHINA		China continental Federal, Qingdao Port International Co., Ltd.		Mineral Resources		Open Pit
#: 81
	1.1	Fees	CHINA		China continental Federal, China Ocean Shipping Agency Rizhao Co., LTD		Mineral Resources		Open Pit
#: 82
	1.0	Fees	CHINA		China continental Federal, China Ocean Shipping Agency Nanjing Co., LTD		Mineral Resources		Open Pit
#: 83
	0.9	Taxes	CHINA		China continental Federal, Jing’an Tax Bureau		Mineral Resources		Open Pit
#: 84
	0.8	Fees	CHINA		China continental Federal, CCIC Shanghai Co.Ltd		Mineral Resources		Open Pit
#: 85
	0.1	Taxes	CHINA		China continental Federal, Chaoyang Tax Bureau		Mineral Resources		Open Pit
#: 86
	0.1	Fees	CHINA		China continental Federal, COSCO Shipping Logistics Zhoushan Co., LTD		Mineral Resources		Open Pit
#: 87
	0.1	Fees	CHINA		China continental Federal, Qingdao Port Dongjiakou Bulk Logistics Center Co., Ltd.		Mineral Resources		Open Pit
#: 88
	0.1	Fees	CHINA		China continental Federal, Yantai Port Holdings Co., Ltd.		Mineral Resources		Open Pit
#: 89
	0.7	Fees	CHINA		China continental Fujian		Mineral Resources		Open Pit
#: 90
	0.6	Fees	CHINA		China continental Fujian, Fujian Kemen Port Supply Chain Management Co., Ltd.		Mineral Resources		Open Pit
#: 91
	0.1	Fees	CHINA		China continental Fujian, Fujian Luoyu Port Development Co.,Ltd		Mineral Resources		Open Pit
#: 92
	91.1	Taxes	INDONESIA		Indonesia		Mineral Resources		Open Pit
#: 93
	34.0	Royalties	INDONESIA		Indonesia		Mineral Resources		Open Pit
#: 94
	7.0	Comm. Social Resp.	INDONESIA		Indonesia		Mineral Resources		Open Pit
#: 95
	91.1	Taxes	INDONESIA		Indonesia Federal		Mineral Resources		Open Pit
#: 96
	34.0	Royalties	INDONESIA		Indonesia Federal		Mineral Resources		Open Pit
#: 97
	0.1	Comm. Social Resp.	INDONESIA		Indonesia Federal		Mineral Resources		Open Pit
#: 98
	88.5	Taxes	INDONESIA		Indonesia Federal, Directorate General of Tax		Mineral Resources		Open Pit
#: 99
	34.0	Royalties	INDONESIA		Indonesia Federal, Ministry of Energy and Mineral Resources		Mineral Resources		Open Pit
#: 100
	2.6	Taxes	INDONESIA		Indonesia Federal, Government of Indonesia		Mineral Resources		Open Pit
#: 101
	0.1	Comm. Social Resp.	INDONESIA		Indonesia Federal, Government of Indonesia		Mineral Resources		Open Pit
#: 102
	5.7	Comm. Social Resp.	INDONESIA		Indonesia South Sulawesi		Mineral Resources		Open Pit
#: 103
	4.4	Comm. Social Resp.	INDONESIA		Indonesia South Sulawesi, Soroako Technical Academy		Mineral Resources		Open Pit
#: 104
	0.7	Comm. Social Resp.	INDONESIA		Indonesia South Sulawesi, Community Development Committee		Mineral Resources		Open Pit
#: 105
	0.6	Comm. Social Resp.	INDONESIA		Indonesia South Sulawesi, Yayasan Pendididkan Sorowako		Mineral Resources		Open Pit
#: 106
	0.9	Comm. Social Resp.	INDONESIA		Indonesia Southeast Sulawesi		Mineral Resources		Open Pit
#: 107
	0.9	Comm. Social Resp.	INDONESIA		Indonesia Southeast Sulawesi, Community Development Committee		Mineral Resources		Open Pit
#: 108
	0.3	Comm. Social Resp.	INDONESIA		Indonesia Central Sulawesi		Mineral Resources		Open Pit
#: 109
	0.3	Comm. Social Resp.	INDONESIA		Indonesia Central Sulawesi, Community Development Committee		Mineral Resources		Open Pit
#: 110
	7.3	Taxes	JAPAN		Japan		Mineral Resources		Open Pit
#: 111
	5.7	Taxes	JAPAN		Japan Federal		Mineral Resources		Open Pit
#: 112
	5.5	Taxes	JAPAN		Japan Federal, National Tax Agency		Mineral Resources		Open Pit
#: 113
	0.1	Taxes	JAPAN		Japan Federal, Government of Japan		Mineral Resources		Open Pit
#: 114
	0.1	Taxes	JAPAN		Japan Federal, Shiba Tax Office		Mineral Resources		Open Pit
#: 115
	1.6	Taxes	JAPAN		Japan Mie		Mineral Resources		Open Pit
#: 116
	1.3	Taxes	JAPAN		Japan Mie, Mie Prefecture		Mineral Resources		Open Pit
#: 117
	0.3	Taxes	JAPAN		Japan Mie, Matsusaka City Hall		Mineral Resources		Open Pit
#: 118
	1.5	Taxes	MALAYSIA		Malaysia		Mineral Resources		Open Pit
#: 119
	1.5	Taxes	MALAYSIA		Malaysia Federal		Mineral Resources		Open Pit
#: 120
	1.3	Taxes	MALAYSIA		Malaysia Federal, Inland Revenue Board of Malaysia		Mineral Resources		Open Pit
#: 121
	0.2	Taxes	MALAYSIA		Malaysia Federal, Director General of Customs Malaysia		Mineral Resources		Open Pit
#: 122
	6.8	Taxes	SINGAPORE		Singapore		Mineral Resources		Open Pit
#: 123
	6.8	Taxes	SINGAPORE		Singapore Federal		Mineral Resources		Open Pit
#: 124
	6.8	Taxes	SINGAPORE		Singapore Federal, Comptroller of Income Tax		Mineral Resources		Open Pit
#: 125
	(0.2)	Taxes	AUSTRIA		Austria		Mineral Resources		Open Pit
#: 126
	(0.2)	Taxes	AUSTRIA		Austria Federal		Mineral Resources		Open Pit
#: 127
	(0.2)	Taxes	AUSTRIA		Austria Federal, Tax Authority Austria		Mineral Resources		Open Pit
#: 128
	1.6	Taxes	NETHERLANDS		Netherlands		Mineral Resources		Open Pit
#: 129
	1.6	Taxes	NETHERLANDS		Netherlands Federal		Mineral Resources		Open Pit
#: 130
	1.6	Taxes	NETHERLANDS		Netherlands Federal, Tax and Customs Administration		Mineral Resources		Open Pit
#: 131
	14.4	Taxes	OMAN		Oman		Mineral Resources		Open Pit
#: 132
	74.4	Fees	OMAN		Oman		Mineral Resources		Open Pit
#: 133
	14.4	Taxes	OMAN		Oman Federal		Mineral Resources		Open Pit
#: 134
	74.4	Fees	OMAN		Oman Federal		Mineral Resources		Open Pit
#: 135
	74.4	Fees	OMAN		Oman Federal, Oman Charter Company SAOC		Mineral Resources		Open Pit
#: 136
	14.4	Taxes	OMAN		Oman Federal, Ministry of Finance		Mineral Resources		Open Pit
#: 137
	31.4	Taxes	SWITZERLAND		Switzerland		Mineral Resources		Open Pit
#: 138
	4.6	Taxes	SWITZERLAND		Switzerland Federal		Mineral Resources		Open Pit
#: 139
	3.6	Taxes	SWITZERLAND		Switzerland Federal, Federal Tax Administration		Mineral Resources		Open Pit
#: 140
	1.0	Taxes	SWITZERLAND		Switzerland Federal, Department of Finance Tax Administration		Mineral Resources		Open Pit
#: 141
	26.8	Taxes	SWITZERLAND		Switzerland Vaud		Mineral Resources		Open Pit
#: 142
	18.4	Taxes	SWITZERLAND		Switzerland Vaud, Department of Finance Tax Administration		Mineral Resources		Open Pit
#: 143
	8.4	Taxes	SWITZERLAND		Switzerland Vaud, Cantonal Tax Administration		Mineral Resources		Open Pit
#: 144
	1.0	Taxes	UNITED KINGDOM		United Kingdom		Mineral Resources		Open Pit
#: 145
	1.0	Taxes	UNITED KINGDOM		United Kingdom Federal		Mineral Resources		Open Pit
#: 146
	1.0	Taxes	UNITED KINGDOM		United Kingdom Federal, HM Revenue and Customs		Mineral Resources		Open Pit
#: 147
	449.0	Royalties	BRAZIL	PARÃ	BRAZIL	Iron ore – Iron solutions, Brazil - Pará	Iron Ore	Iron Solutions	Open Pit
#: 148
	449.5	Fees	BRAZIL	PARÃ	BRAZIL	Iron ore – Iron solutions, Brazil - Pará	Iron Ore	Iron Solutions	Open Pit
#: 149
	0.5	Comm. Social Resp.	BRAZIL	PARÃ	BRAZIL	Iron ore – Iron solutions, Brazil - Pará	Iron Ore	Iron Solutions	Open Pit
#: 150
	277.2	Royalties	BRAZIL	MINAS GERAIS	BRAZIL	Iron ore – Iron solutions, Brazil - Minas Gerais	Iron Ore	Iron Solutions	Open Pit
#: 151
	49.7	Fees	BRAZIL	MINAS GERAIS	BRAZIL	Iron ore – Iron solutions, Brazil - Minas Gerais	Iron Ore	Iron Solutions	Open Pit
#: 152
	3.5	Fees	BRAZIL	MARANHÃƒO	BRAZIL	Iron ore – Iron solutions, Brazil - Maranhão	Iron Ore	Iron Solutions	Open Pit
#: 153
	0.1	Comm. Social Resp.	BRAZIL	MARANHÃƒO	BRAZIL	Iron ore – Iron solutions, Brazil - Maranhão	Iron Ore	Iron Solutions	Open Pit
#: 154
	45.6	Royalties	BRAZIL	PARÃ	BRAZIL	Copper – Energy transition metals, Brazil - Pará	Copper	Energy Transition Metals	Open Pit
#: 155
	2.5	Fees	BRAZIL	PARÃ	BRAZIL	Copper – Energy transition metals, Brazil - Pará	Copper	Energy Transition Metals	Open Pit
#: 156
	0.9	Royalties	BRAZIL	PARÃ	BRAZIL	Nickel – Energy transition metals, Brazil - Pará	Nickel	Energy Transition Metals	Open Pit
#: 157
	2.8	Fees	BRAZIL	PARÃ	BRAZIL	Nickel – Energy transition metals, Brazil - Pará	Nickel	Energy Transition Metals	Open Pit
#: 158
	5.6	Royalties	CANADA	MANITOBA	CANADA	Nickel – Energy transition metals, Canada - Manitoba	Nickel	Energy Transition Metals	Underground Mining
#: 159
	1.9	Taxes	CANADA	NEWFOUNDLAND AND LABRADOR	CANADA	Nickel – Energy transition metals, Canada - Newfoundland	Nickel	Energy Transition Metals	Underground Mining
#: 160
	1.1	Royalties	CANADA	NEWFOUNDLAND AND LABRADOR	CANADA	Nickel – Energy transition metals, Canada - Newfoundland	Nickel	Energy Transition Metals	Underground Mining
#: 161
	1.3	Fees	CANADA	NEWFOUNDLAND AND LABRADOR	CANADA	Nickel – Energy transition metals, Canada - Newfoundland	Nickel	Energy Transition Metals	Underground Mining
#: 162
	1.1	Taxes	CANADA	ONTARIO	CANADA	Nickel – Energy transition metals, Canada - Ontario	Nickel	Energy Transition Metals	Underground Mining
#: 163
	0.9	Comm. Social Resp.	CANADA	ONTARIO	CANADA	Nickel – Energy transition metals, Canada - Ontario	Nickel	Energy Transition Metals	Underground Mining
#: 164
	0.5	Taxes	CANADA	QUEBEC	CANADA	Nickel – Energy transition metals, Canada - Quebec	Nickel	Energy Transition Metals	Underground Mining
#: 165
	5.7	Comm. Social Resp.	INDONESIA	SULAWESI SELATAN	INDONESIA	Nickel – Energy transition metals, Indonesia - South Sulawesi	Nickel	Energy Transition Metals	Open Pit
#: 166
	0.9	Comm. Social Resp.	INDONESIA	SULAWESI TENGGARA	INDONESIA	Nickel – Energy transition metals, Indonesia - Southeast Sulawesi	Nickel	Energy Transition Metals	Open Pit
#: 167
	0.3	Comm. Social Resp.	INDONESIA	SULAWESI TENGAH	INDONESIA	Nickel – Energy transition metals, Indonesia - Central Sulawesi	Nickel	Energy Transition Metals	Open Pit
#: 168
	0.3	Fees	BRAZIL	PARÃ	BRAZIL	Manganese – Energy transision metals, Brazil - Pará	Manganese	Energy Transition Metals	Open Pit
#: 169
	2,127.5	Taxes	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining
#: 170
	35.8	Royalties	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining
#: 171
	215.4	Fees	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining
#: 172
	263.5	Infrastructure	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining
#: 173
	$ 0.3	Comm. Social Resp.	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining